[Milbank, Tweed, Hadley & McCloy LLP Letterhead]

                                                                                                                                November 16, 2006

VIA EDGAR & COURIER

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-7010

ATTN:      Division of Corporate Finance

Re:                               Registration Statement on Form F-1 for
AerCap Holdings N.V. (Registration No. 333-138381)

Ladies and Gentlemen:

On behalf of AerCap Holdings N.V., a Netherlands public limited liability company (“naamloze vennootschap”) (the “Company”), we hereby submit Amendment No. 2 to the Company’s Registration Statement (Registration No. 333-138381) on Form F-1 (“Registration Statement”) relating to up to 30,015,000 ordinary shares to be filed with the Securities and Exchange Commission (the “Commission”) through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system for filing under the Securities Act of 1933, as amended.

For the convenience of the Staff of the Commission, we will separately provide clean and marked printed copies of the Registration Statement which show the changes from the version filed with the Commission on November 2, 2006.

Please contact the undersigned at (212) 530-5505 with any questions you may have with respect to the foregoing.

Sincerely yours,

/s/ Douglas A. Tanner

Douglas A. Tanner

Enclosures